Revenue and Deferred Revenue (Details) - Schedule of Current Deferred Revenue - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Current Deferred Revenue [Abstract]
Deferred revenue – beginning of period	$ 4,112	$ 3,772	$ 152
Additions	3,685	13,392
Recognized	(3,718)	(13,052)	(142)
Deferred revenue – end of period	$ 4,079	$ 4,112	$ 3,772